OTHER PROVISIONS, CURRENT AND NON-CURRENT (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other provisions, Current and Non current
Other provisions, current	$ 1,591,644	$ 1,528,879
Other provisions	47,103,783	55,883,527
Total	48,695,427	57,412,406	$ 50,070,273
Litigation
Other provisions, Current and Non current
Total	$ 48,695,427	$ 57,412,406